Shareholder Report, Line Graph (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Class A
Account Value [Line Items]
Line Graph and Table Measure Name	Class A (with sales charge)
Account Value	$ 12,136	$ 11,901	$ 11,080	$ 13,326	$ 13,423	$ 12,115	$ 10,590	$ 10,992	$ 10,254	$ 9,495	$ 9,575
Class C
Account Value [Line Items]
Line Graph and Table Measure Name	Class C (with sales charge)
Account Value	$ 11,842	11,701	10,966	13,279	13,468	12,236	10,766	11,249	10,570	9,853	10,000
Class C1
Account Value [Line Items]
Line Graph and Table Measure Name	Class C1 (with sales charge)
Account Value	$ 12,090	11,930	11,166	13,488	13,650	12,383	10,864	11,319	10,614	9,871	10,000
Class I
Account Value [Line Items]
Line Graph and Table Measure Name	Class I
Account Value	$ 1,308,036	1,279,507	1,187,302	1,423,125	1,428,828	1,285,031	1,120,537	1,158,469	1,077,279	994,220	1,000,000
Class P
Account Value [Line Items]
Line Graph and Table Measure Name	Class P
Account Value	$ 12,436	12,232	11,413	13,746	13,887	12,553	10,990	11,416	10,679	9,903	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 1,143,704	1,129,412	1,070,249	1,230,454	1,249,775	1,162,546	1,069,228	1,069,060	1,032,452	1,005,718	1,000,000
Bloomberg U.S. Aggregate Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Index
Account Value	$ 11,432	11,291	10,699	12,299	12,492	11,620	10,688	10,687	10,321	10,055	10,000
Bloomberg U.S. Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,543	12,294	11,364	13,410	13,556	12,397	10,894	11,129	10,481	9,923	10,000
Bloomberg U.S. Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,543	12,294	11,364	13,410	13,556	12,397	10,894	11,129	10,481	9,923	10,000
Bloomberg U.S. Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,543	12,294	11,364	13,410	13,556	12,397	10,894	11,129	10,481	9,923	10,000
Bloomberg U.S. Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 1,254,867	1,229,864	1,136,802	1,341,389	1,356,216	1,240,056	1,089,468	1,113,016	1,048,074	992,201	1,000,000
Bloomberg U.S. Credit Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Credit Index
Account Value	$ 12,543	$ 12,294	$ 11,364	$ 13,410	$ 13,556	$ 12,397	$ 10,894	$ 11,129	$ 10,481	$ 9,923	$ 10,000